Property, Plant and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment, including equipment acquired under capital lease obligations, are summarized as follows as of December 31, 2015 and 2014:

(in thousands)	Estimated useful life (in years)	2015	2014
Land	—	$15,452	$15,653
Buildings and improvements	5-40	302,068	300,131
Machinery and equipment	3-10	253,556	244,906
Computer software	3-7	125,396	102,835
Furniture and office equipment	3-10	92,281	86,556
Construction in progress	—	63,825	70,575
		852,578	820,656
Less: Accumulated depreciation and amortization		(409,634)	(392,563)
Property, plant and equipment, net		$442,944	$428,093

Amortization of assets acquired under capital lease obligations is included within accumulated depreciation and amortization above for the years ended December 31, 2015 and 2014, respectively. For the years ended December 31, 2015, 2014 and 2013 depreciation and amortization expense totaled $59.5 million, $67.9 million and $72.5 million, respectively. For the years ended December 31, 2015, 2014 and 2013 amortization related to computer software to be sold, leased or marketed totaled $5.1 million, $6.2 million and $4.8 million, respectively. In 2015, we recorded asset impairment charges of $3.1 million, of which $1.0 million related to computer software to be sold, leased or marketed related to the abandonment of certain projects following the acquisition of MO BIO. In connection with the restructuring discussed more fully in Note 6, impairment charges of $19.6 million, of which $8.8 million related to computer software to be sold, leased or marketed, and $16.2 million were recorded related to discontinued projects in the years ended December 31, 2014 and 2013, respectively.
Repairs and maintenance expense was $15.4 million, $15.9 million and $14.0 million in 2015, 2014 and 2013, respectively. For the year ended December 31, 2015 and 2014, construction in progress primarily includes amounts related to ongoing software development projects. For the years ended December 31, 2015, 2014 and 2013, interest capitalized in connection with construction projects was not significant.